Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Forward Funds
Central Index Key	dei_EntityCentralIndexKey	0000889188
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Class Z | Forward Strategic Alternatives Fund

FORWARD FUNDS

Forward Strategic Alternatives Fund

Supplement dated May 18, 2011

to the

Forward Funds Class Z Prospectus

dated May 1, 2011

The following information applies to the Forward Strategic Alternatives Fund (the "Fund") only:

Effective immediately, the "Average Annual Total Returns" table for the Fund on page 24 of the Forward Funds Class Z Prospectus shall be replaced to read as follows:

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR	SINCE INCEPTION
Forward Strategic Alternatives Fund – Class Z (Inception: 5/1/09)
Return Before Taxes	–0.83%	9.58%
Return After Taxes on Distributions	–1.55%	8.94%
Return After Taxes on Distributions and Sale of Fund Shares	–0.54%	7.81%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	11.31%	16.03%
Barclays Capital U.S. Aggregate Bond Index	6.54%	7.11%
S&P 500 Index	15.06%	24.68%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SAFZ 05182011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Z | Forward Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889188s_SupplementTextBlock

FORWARD FUNDS

Forward Strategic Alternatives Fund

Supplement dated May 18, 2011

to the

Forward Funds Class Z Prospectus

dated May 1, 2011

The following information applies to the Forward Strategic Alternatives Fund (the "Fund") only:

Effective immediately, the "Average Annual Total Returns" table for the Fund on page 24 of the Forward Funds Class Z Prospectus shall be replaced to read as follows:

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR	SINCE INCEPTION
Forward Strategic Alternatives Fund – Class Z (Inception: 5/1/09)
Return Before Taxes	–0.83%	9.58%
Return After Taxes on Distributions	–1.55%	8.94%
Return After Taxes on Distributions and Sale of Fund Shares	–0.54%	7.81%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	11.31%	16.03%
Barclays Capital U.S. Aggregate Bond Index	6.54%	7.11%
S&P 500 Index	15.06%	24.68%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SAFZ 05182011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011